                                AIM SECTOR FUNDS

                 AIM ENERGY FUND (FORMERLY INVESCO ENERGY FUND)
     AIM FINANCIAL SERVICES FUND (FORMERLY INVESCO FINANCIAL SERVICES FUND)
 AIM GOLD & PRECIOUS METALS FUND (FORMERLY INVESCO GOLD & PRECIOUS METALS FUND)
        AIM HEALTH SCIENCES FUND (FORMERLY INVESCO HEALTH SCIENCES FUND)
                AIM LEISURE FUND (FORMERLY INVESCO LEISURE FUND)
             AIM TECHNOLOGY FUND (FORMERLY INVESCO TECHNOLOGY FUND)
              AIM UTILITIES FUND (FORMERLY INVESCO UTILITIES FUND)

                        Supplement dated October 27, 2004
 to the Statement of Additional Information dated July 30, 2004 as supplemented
          September 28, 2004, September 30, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946           2003        Director and Chairman, A I M Management           None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.; Director,
                                                 Chairman and President, A I M Advisors, Inc.
                                                 (registered investment advisor); Director
                                                 and Chairman, A I M Capital Management, Inc.
                                                 (registered investment advisor), A I M
                                                 Distributors, Inc. (registered broker
                                                 dealer), AIM Investment Services, Inc.,
                                                 (registered transfer agent), and Fund
                                                 Management Company (registered broker
                                                 dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944          2003        Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee and Chair.                               (technology consulting company)                    company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley (4) - 1959          2004        Senior Vice President, A I M Management            N/A
Senior Vice President and Chief                  Group Inc. (financial services holding
Compliance Officer                               company) and A I M Advisors, Inc.; and Vice
                                                 President, A I M Capital Management, Inc.
                                                 and A I M Distributors, Inc.

                                                 Formerly:  Senior Vice President and
                                                 Compliance Director, Delaware Investments
                                                 Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2